Fair value measurements (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
ASSETS:
Derivative instruments	$ 1,610
Recurring [Member]
ASSETS:
Cash equivalents	103,286	$ 79,014	$ 102,675
Trust assets	3,138	3,147	5,226
Surety bonds	1,618	1,874	1,870
Derivative instruments	1,610	925
TOTAL	109,652	84,960	109,771
LIABILITIES:
E.ON contingent obligation – net	0	0	0
Derivative instruments	14,915	253
TOTAL	14,915	253	0
Recurring [Member] | Level 1 [Member]
ASSETS:
Cash equivalents	103,286	79,014	102,675
Trust assets	3,138	3,147	5,226
Surety bonds	1,618	1,874	1,870
Derivative instruments	0	0
TOTAL	108,042	84,035	109,771
LIABILITIES:
E.ON contingent obligation – net	0	0		$ 0
Derivative instruments	0	0
TOTAL	0	0	0
Recurring [Member] | Level 2 [Member]
ASSETS:
Cash equivalents	0	0	0
Trust assets	0	0	0
Surety bonds	0	0	0
Derivative instruments	0	0
TOTAL	0	0	0
LIABILITIES:
E.ON contingent obligation – net	0	0	0
Derivative instruments	13,015	0
TOTAL	13,015	0	0
Recurring [Member] | Level 3 [Member]
ASSETS:
Cash equivalents	0	0	0
Trust assets	0	0	0
Surety bonds	0	0	0
Derivative instruments	1,610	925
TOTAL	1,610	925	0
LIABILITIES:
E.ON contingent obligation – net	0	0	0
Derivative instruments	1,900	253
TOTAL	$ 1,900	$ 253	$ 0